FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Convertible senior notes		¥ 0	¥ 856,064,385
Capped Call Option [Member]
Assets:
Derivative assets			17,490,323
Call spread options [Member]
Assets:
Derivative assets		0
Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant Liability	0	0	0
Convertible senior notes	0	0	1,506,981,361
Rate Cap Derivative	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	4,520,619	640,876	7,038,537
Liabilities:
Warrant Liability			4,295,737
Fair Value, Measurements, Recurring [Member] | Capped Call Option [Member]
Assets:
Derivative assets			17,490,323
Fair Value, Measurements, Recurring [Member] | Call spread options [Member]
Assets:
Derivative assets			0
Fair Value, Measurements, Recurring [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	0	0
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member]
Liabilities:
Warrant Liability	148,187,615	226,086,556	0
Convertible senior notes	65,342	423,739,708
Rate Cap Derivative	26,486,388	10,364,075
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	4,520,619	640,876
Liabilities:
Warrant Liability
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Capped Call Option [Member]
Assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	174,882,132	235,728,241
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant Liability	0	0	68,377,608
Convertible senior notes	0	0
Rate Cap Derivative	0	0
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	0	0	7,038,537
Liabilities:
Warrant Liability			4,295,737
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Capped Call Option [Member]
Assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Call spread options [Member]
Assets:
Derivative assets			7,277,406
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant Liability	148,187,615	226,086,556	68,377,608
Convertible senior notes	65,342	423,739,708	1,506,981,361
Rate Cap Derivative	26,486,388	10,364,075
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	0	0
Liabilities:
Warrant Liability
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Capped Call Option [Member]
Assets:
Derivative assets			17,490,323
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Call spread options [Member]
Assets:
Derivative assets			¥ 7,277,406
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	¥ 174,882,132	¥ 235,728,241